Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022	$ 1	$ 1,543,093	$ 11,006,607	$ (12,875,437)	$ 412,013	$ 86,277
Balance, shares at Dec. 31, 2022	903	154,309,318
Issuance of common shares for investor relations		$ 14,558	270,780			285,338
Issuance of common shares for investor relations, shares		1,455,784
Issuance of common shares for consultancy		$ 6,250	93,750			100,000
Issuance of common shares for consultancy, shares		625,000
Issuance of common shares for professional services		$ 5,000	60,000			65,000
Issuance of common shares for professional services, shares		500,000
Issuance of common shares for Series C preferred shares dividend		$ 3,112	40,693			43,805
Issuance of common shares for series C Preferred Shares Dividend, shares		311,159
Loan resolution		$ 24,892	796,540			821,431
Loan resolution, shares		2,489,186
Forfeit of restricted stock units			(659,052)			(659,052)
Vesting of share options			1,559,597			1,559,597
Dividend Series C Preferred Shares				(86,688)		(86,688)
Net Loss				(2,650,650)		(2,650,650)
Other comprehensive income					(61,183)	(61,183)
Forfeiture and expired share options						0
Balance at Dec. 31, 2023	$ 1	$ 1,596,904	13,168,915	(15,612,775)	350,830	(496,125)
Balance, shares at Dec. 31, 2023	903	159,690,904
Vesting of share options			582,084			582,084
Dividend Series C Preferred Shares				(86,691)		(86,691)
Net Loss				(1,313,026)		(1,313,026)
Other comprehensive income					16,555	16,555
Issuance of common shares for advisory board services		$ 2,000	8,000			$ 10,000
Issuance of common shares for advisory board services, shares		200,000				200,000
Forfeiture and expired share options			(668,781)			$ (668,781)
Balance at Dec. 31, 2024	$ 1	$ 1,598,904	$ 13,090,218	$ (17,012,492)	$ 367,385	$ (1,955,984)
Balance, shares at Dec. 31, 2024	903	159,890,447